REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2,062,414	$ 2,042,672	$ 6,307,879	$ 6,173,013
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	1,188,898	1,168,778	3,671,916	3,625,945
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	683,130	656,524	2,057,261	1,911,919
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	122,607	138,496	356,324	378,700
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	40,856	43,193	131,046	136,849
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	2,128	10,466	9,886	40,377
Revenue from sales to unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	24,795	25,215	81,446	79,223
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	1,258,694	1,308,319	3,864,660	3,824,430
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	719,924	638,040	2,184,036	2,055,621
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	37,782	36,546	105,850	101,785
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	40,856	43,193	131,046	136,849
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 5,158	$ 16,574	$ 22,287	$ 54,328